15. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ 4,960,288	R$ 6,058,101
Impairment Losses	[1]	(34,328)	(41,719)
Additions and contractual amendments		(508,584)
Disposals	[2]	(612,166)
Transfers
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		4,715,280	5,812,785
Additions and contractual amendments		(485,988)
Disposals	[2]	(611,517)
Transfers
Total property plant and equipment in use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		4,960,288	6,058,101
Additions and contractual amendments		(412,047)
Disposals	[2]	(685,766)
Transfers
Property plant and equipment in use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		100,246	130,880
Additions and contractual amendments		(29,985)
Disposals	[2]	(649)
Transfers
Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[3]	179,092	156,155
Additions and contractual amendments	[3]	96,537
Disposals	[2],[3]	(73,600)
Transfers	[3]
Depreciation [member] | Aircraft - ROU with purchase option [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[4]		(226,433)
Additions and contractual amendments	[4]	(2,935)
Disposals	[2],[4]	229,368
Transfers	[4]
Depreciation [member] | Aircraft - ROU with no purchase option [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		16.52%
Property, plant and equipment		R$ (1,420,648)	(719,377)
Additions and contractual amendments		(783,678)
Disposals	[2]	82,407
Transfers
Depreciation [member] | Aircraft and engine overhauling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		44.20%
Property, plant and equipment		R$ (2,282,042)	(1,717,552)
Additions and contractual amendments		(780,054)
Disposals	[2]	215,564
Transfers
Depreciation [member] | Spare parts and engines - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		25.59%
Property, plant and equipment		R$ (47,940)	(26,745)
Additions and contractual amendments		(30,274)
Disposals	[2]	9,079
Transfers
Depreciation [member] | Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(4,616,375)	(3,421,200)
Additions and contractual amendments		(1,734,895)
Disposals	[2]	539,720
Transfers
Depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Property, plant and equipment		R$ (48,417)	(45,437)
Additions and contractual amendments		(4,045)
Disposals	[2]	1,065
Transfers
Depreciation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Property, plant and equipment		R$ (20,483)	(19,908)
Additions and contractual amendments		(2,088)
Disposals	[2]	1,513
Transfers
Depreciation [member] | Computers and peripherals - own [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.00%
Property, plant and equipment		R$ (35,837)	(33,190)
Additions and contractual amendments		(3,740)
Disposals	[2]	1,093
Transfers
Depreciation [member] | Computers and peripherals - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		35.26%
Property, plant and equipment		R$ (15,460)	(7,682)
Additions and contractual amendments		(7,778)
Disposals	[2]
Transfers
Depreciation [member] | Communication equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Property, plant and equipment		R$ (1,871)	(2,081)
Additions and contractual amendments		(95)
Disposals	[2]	305
Transfers
Depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.00%
Property, plant and equipment		R$ (9,572)	(9,291)
Additions and contractual amendments		(595)
Disposals	[2]	314
Transfers
Depreciation [member] | Property plant and equipment in use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(304,471)	(267,074)
Additions and contractual amendments		(42,343)
Disposals	[2]	4,946
Transfers
Depreciation [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Property, plant and equipment		R$ (28,697)	(24,712)
Additions and contractual amendments		(4,148)
Disposals	[2]	163
Transfers
Depreciation [member] | Spare parts and engines - own [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		7.13%
Property, plant and equipment	[5],[6]	R$ (837,048)	(706,381)
Additions and contractual amendments	[5],[6]	(133,806)
Disposals	[2],[5],[6]	3,139
Transfers	[5],[6]
Depreciation [member] | Security equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		10.00%
Property, plant and equipment		R$ (32)	(615)
Additions and contractual amendments		(3)
Disposals	[2]	586
Transfers
Depreciation [member] | Third-party property improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.31%
Property, plant and equipment		R$ (49,328)	(39,039)
Additions and contractual amendments		(10,289)
Disposals	[2]
Transfers
Depreciation [member] | Third-party property improvement - CMA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		12.05%
Property, plant and equipment		R$ (107,637)	(102,675)
Additions and contractual amendments		(4,962)
Disposals	[2]
Transfers
Depreciation [member] | Third-party properties - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		35.57%
Property, plant and equipment		R$ (15,834)	(7,156)
Additions and contractual amendments		(8,748)
Disposals	[2]	70
Transfers
Depreciation [member] | Third-party property improvements - CMA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		12.50%
Depreciation [member] | Third-party property improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate		20.31%
Cost [member] | Aircraft - ROU with purchase option [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[7],[8]		660,256
Additions and contractual amendments	[7],[8]
Disposals	[2],[7],[8]	(660,256)
Transfers	[7],[8]
Cost [member] | Aircraft - ROU with no purchase option [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		4,020,709	3,561,980
Additions and contractual amendments		704,253
Disposals	[2]	(245,524)
Transfers
Cost [member] | Aircraft and engine overhauling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,206,385	3,084,023
Additions and contractual amendments		351,386
Disposals	[2]	(229,024)
Transfers
Cost [member] | Spare parts and engines - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		84,329	109,977
Additions and contractual amendments		(15,296)
Disposals	[2]	(10,352)
Transfers
Cost [member] | Spare parts and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[5],[6]	1,964,411	1,764,295
Additions and contractual amendments	[5],[6]	206,253
Disposals	[2],[5],[6]	(5,887)
Transfers	[5],[6]	(250)
Cost [member] | Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,331,655	9,233,985
Additions and contractual amendments		1,248,907
Disposals	[2]	(1,151,237)
Transfers
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		62,841	63,091
Additions and contractual amendments		888
Disposals	[2]	(1,138)
Transfers
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		32,790	32,983
Additions and contractual amendments		1,386
Disposals	[2]	(1,579)
Transfers
Cost [member] | Computers and peripherals - own [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		47,487	45,732
Additions and contractual amendments		2,863
Disposals	[2]	(1,108)
Transfers
Cost [member] | Computers and peripherals - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		21,992	21,992
Additions and contractual amendments
Disposals	[2]
Transfers
Cost [member] | Communication equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,233	2,548
Additions and contractual amendments		8
Disposals	[2]	(323)
Transfers
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		11,264	11,681
Additions and contractual amendments		159
Disposals	[2]	(576)
Transfers
Cost [member] | Property plant and equipment in use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		404,717	397,954
Additions and contractual amendments		12,358
Disposals	[2]	(5,595)
Transfers
Cost [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		55,821	53,454
Additions and contractual amendments		2,311
Disposals	[2]	(194)
Transfers		250
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		14,837	17,906
Additions and contractual amendments		1,141
Disposals	[2]
Transfers		(4,210)
Cost [member] | Security equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		55	856
Additions and contractual amendments
Disposals	[2]	(801)
Transfers
Cost [member] | Third-party property improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		75,714	71,174
Additions and contractual amendments		330
Disposals	[2]
Transfers		4,210
Cost [member] | Third-party property improvement - CMA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[4]	107,637	107,637
Additions and contractual amendments
Disposals	[2]
Transfers
Cost [member] | Third-party properties - ROU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		27,867	R$ 22,354
Additions and contractual amendments		5,583
Disposals	[2]	(70)
Transfers

[1]	Refers to provisions for impairment losses for rotable items (spare parts), classified under "Parts and spare engines'', recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.
[2]	The amounts are composed of sales and write-offs.
[3]	The write-off refers to PDP return, as mentioned in note 1.3.
[4]	CMA - Maintenance Center - Confins/MG
[5]	As of December 31, 2020, 19 engines of the Company are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to note 17.
[6]	As of December 31, 2020, the balance of spare parts is granted as a guarantee to Secured Notes 2026, according to note 17.
[7]	ROU - Right of Use
[8]	Write-off resulting from the sale-leaseback transaction, see Note 18.1.